Financial Assets and Liabilities - Summary of Consolidated Financial Assets and Liabilities Carried at Fair Value (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2021	Dec. 31, 2020
Noncurrent Financial Assets
Derivative financial assets – net of current portion	₱ 48
Current Financial Assets
Short-term investments	2,241	₱ 989
Current portion of derivative financial assets	93	22
Current portion of FVOCI		168
Current portion of other financial assets	7,064	7,172
Total assets	59,188	75,089
Noncurrent Financial Liabilities
Derivative financial liabilities – net of current portion	100	360
Current Financial Liabilities
Current portion of derivative financial liabilities	115	176
Total liabilities	461,012	415,474
Fair Value [Member]
Noncurrent Financial Assets
Financial assets at FVPL	339	380
Derivative financial assets – net of current portion	48
Current Financial Assets
Short-term investments	255	481
Current portion of derivative financial assets	93	22
Current portion of FVOCI		168
Current portion of other financial assets	6,856	6,972
Total assets	7,591	8,023
Noncurrent Financial Liabilities
Derivative financial liabilities – net of current portion	100	360
Current Financial Liabilities
Accrued expenses and other current liabilities	7,842	7,849
Current portion of derivative financial liabilities	115	176
Total liabilities	8,057	8,385
Fair Value [Member] | Level 1 [Member]
Noncurrent Financial Assets
Financial assets at FVPL		61
Current Financial Assets
Total assets		61
Fair Value [Member] | Level 2 [Member]
Noncurrent Financial Assets
Financial assets at FVPL	315	294
Derivative financial assets – net of current portion	48
Current Financial Assets
Short-term investments	255	481
Current portion of derivative financial assets	93	22
Current portion of FVOCI		168
Current portion of other financial assets	6,856	6,972
Total assets	7,567	7,937
Noncurrent Financial Liabilities
Derivative financial liabilities – net of current portion	100	360
Current Financial Liabilities
Accrued expenses and other current liabilities	7,842	7,849
Current portion of derivative financial liabilities	115	176
Total liabilities	8,057	8,385
Fair Value [Member] | Level 3 [Member]
Noncurrent Financial Assets
Financial assets at FVPL	24	25
Current Financial Assets
Total assets	₱ 24	₱ 25